CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the year	$ 957,521	$ 2,002,031	$ 2,388,347
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	173,667	154,939	142,323
Stock-based compensation	2,504	196,115	10,642
Change in fair value warrant derivative liability	0	(137,313)	21,520
Unrealized foreign exchange loss (gain)	(40,017)	(296,022)	(49,478)
Purchase of trading securities	(2,537,144)	(1,378,637)	(801,932)
Proceeds on sale of trading securities	2,053,292	1,562,517	1,921,090
Net loss (gain) on sales of trading securities	(714,523)	(1,346,699)	(1,485,100)
Impairment on trading securities	211,018	0	0
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	(2,599)	76,836	(105,270)
Decrease (increase) in inventory	(133,292)	(448,944)	(242,098)
Change in asset retirement obligation	(47,054)	(18,517)	(29,314)
Increase (decrease) in accounts payable and accrued liabilities	742,718	139,110	(172,871)
Net cash provided by operating activities	666,091	505,415	1,597,859
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(203,419)	(319,590)	(47,170)
Net cash used in investing activities	(203,419)	(319,590)	(47,170)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options and warrants	94,929	406,044	0
Repurchase of capital stock	(333,529)	(121,852)	(133,575)
Net cash (used in) provided by financing activities	(238,600)	284,192	(133,575)
Change in cash and cash equivalents and restricted cash during the year	224,072	470,017	1,417,114
Cash and cash equivalents and restricted cash at beginning of year	4,747,578	4,277,561	2,860,447
Cash and cash equivalents and restricted cash, end of the year	4,971,650	4,747,578	4,277,561
Reconciliation of Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of year	4,451,256	3,981,239	2,564,125
Restricted cash at beginning of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash at beginning of year	4,747,578	4,277,561	2,860,447
Cash and cash equivalents at end of year	4,675,328	4,451,256	3,981,239
Restricted cash at end of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash, end of the year	$ 4,971,650	$ 4,747,578	$ 4,277,561